NET LOSS PER COMMON SHARE (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Common stock equivalents:
Stock options (in shares)	33,200,000	34,848,000	35,298,000	3,548,000
Stock warrants (in shares)	12,809,031	12,222,188	16,255,779	35,603,142
Convertible preferred stock (in shares)				8,710,990
Total (in shares)	46,009,031	47,070,188	51,553,779	69,892,788